Finance income and expense- Disclosure of detailed information about finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Income [Abstract]
Unrealized losses on gold hedging instruments	$ (13,606)	$ 0
Realized losses on gold hedging instruments	(9,515)	0
Interest on lease liabilities	(5,077)	(17)
Accretion expense on asset retirement provisions	(2,246)	0
Accretion expense on deferred consideration	(2,481)	0
Change in fair value of contingent consideration	(4,894)	0
Other	(485)	(6)
Total finance expense	$ (38,304)	$ (23)